Loss Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share [Abstract]
Diluted weighted average number of Ordinary Shares	173,447,378	8,517,047	8,697,362